Borrowings - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) debt_instrument vessel	Dec. 31, 2020 USD ($) vessel debt_instrument	Aug. 31, 2021 USD ($)	Jul. 30, 2021	Feb. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,464,027	$ 2,759,717
Cash and cash equivalents pledged as securities	75,600	100,100
Financial assets pledged as securities	59,700	48,800
Accounts receivables pledged as securities	118,500	202,900
Equity accounted investments pledged as securities	136,800	119,200
Guarantee arrangements with financial institutions	28,600	21,600
Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,496,269	$ 2,799,666
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Number of borrowing instruments | debt_instrument	2	2
Number of assets, securing borrowings | vessel	12	16
Borrowings	$ 566,800	$ 798,000
Revolving Credit Facilities | Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 308,887	$ 439,600
Term Loans
Disclosure of detailed information about borrowings [line items]
Number of assets, securing borrowings | vessel	23	25
Borrowings	$ 1,900,000	$ 2,100,000
Term Loans | Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,282,848	1,426,370
Refinanced Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 75,000
Borrowings, adjustment to interest rate basis					3.50%
Public Bonds | Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 725,072	$ 726,826
Non-Public bonds
Disclosure of detailed information about borrowings [line items]
Number of assets, securing borrowings | vessel	2	2
Borrowings	$ 156,900	$ 168,700
Non-Public bonds | Gross Carrying Amount
Disclosure of detailed information about borrowings [line items]
Borrowings	179,462	$ 206,870
Senior Secured Notes, Maturing 2023
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 411,300
Weighted average rate			8.50%
11.50% Senior Secured PIK notes
Disclosure of detailed information about borrowings [line items]
Weighted average rate			11.50%	11.50%
Senior Unsecured Bonds, Maturing December 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 180,000
Percentage of discount to par value	3.00%
Senior Unsecured Bonds, Maturing December 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average rate	9.50%
Senior Unsecured Bonds, Maturing August 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 250,000
Weighted average rate	7.125%
Repurchase of bonds in the period	$ 181,200